Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
Schedule of each reportable segment’s revenue and income
	Year ended September 30, 2018
	Battery cells and packs segment	Rental segment	E-bicycle sales segment	Total segments	Unallocated	Consolidated
Revenues from external customers	$550,381	$2,641,179	$-	$3,191,560	$-	$3,191,560
Depreciation and amortization	$-	$(598,498)	$-	$(598,498)	$(547)	$(599,045)
Segment income before tax	$105,045	$1,390,232	$-	$1,495,277	$(371,600)	$1,123,677
Segment gross profit margin	16%	54%	-	48%	-	48%
	Year ended September 30, 2019
	Battery cells and packs segment	Rental segment	E-bicycle sales segment	Total segments	Unallocated	Consolidated
Revenues from external customers	$1,253,569	$3,823,058	$104,080	$5,180,707	$13,552	$5,194,259
Depreciation and amortization	$-	$(940,434)	$(424)	$(940,858)	$(3,178)	$(944,036)
Segment income before tax	$1,119,568	$1,612,434	$32,994	$2,764,996	$(111,499)	$2,653,497
Segment gross profit margin	96%	52%	(2)%	61%	39%	61%
	Year ended September 30, 2020
	Battery cells and packs segment	Rental segment	E-bicycle sales segment	Total segments	Unallocated	Consolidated
Revenues from external customers	$3,148,156	$1,595,226	$11,165,290	$15,908,672	$929,836	$16,838,508
Depreciation and amortization	$(2,318)	$(933,176)	$(82,896)	$(1,018,390)	$(466)	$(1,018,856)
Segment income (loss) before tax	$251,732	$(76,292)	$169,452	$344,892	$29,178	$374,070
Segment gross profit margin	15%	15%	9%	11%	10%	11%

Schedule of reconciliation from reportable segment income
	For the years ended September 30,
	2018	2019	2020
Net revenues
Total revenues from reportable segments	$3,191,560	$5,180,707	$15,908,672
Other revenues	-	13,552	929,836
Consolidated net revenues	$3,191,560	$5,194,259	$16,838,508

Income or loss
Total operating income (loss) for reportable segments	$1,475,016	$2,621,118	$(9,185)
Other income for reportable segments	20,261	143,878	354,077
Total income for reportable segments	1,495,277	2,764,996	344,892

Unallocated amounts:
Other corporate (expense) gain	(371,600)	(111,499)	29,178
Consolidated income from continuing operations before income taxes	$1,123,677	$2,653,497	$374,070